Share Purchase Warrants (Details 2)	12 Months Ended
Jan. 31, 2023 $ / shares shares
Share Purchase Warrants
Number of warrants | shares	96,667
Expire date	Jun. 09, 2024
Exercise price per share | $ / shares	$ 1.25
Weighted average remaining contractual life (years)	1 year 4 months 9 days